UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 FORM N-PX

             ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-22185

                               IndexIQ Trust
             --------------------------------------------------
             (Exact name of registrant as specified in charter)

                     800 Westchester Ave., Suite N-611
                            Rye Brook, NY 10573
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                               Adam S. Patti
                            IndexIQ Advisors LLC
                     800 Westchester Ave., Suite N-611
                            Rye Brook, NY 10573
                  ---------------------------------------
                  (Name and address of agent for service)

     Registrant's telephone number, including area code: 1-888-934-0777

                     Date of fiscal year end: April 30

           Date of reporting period: July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              PROXY VOTING RECORD

                  FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

ICA File Number: 811-22185
Reporting Period: 07/01/2012 - 06/30/2013
IndexIQ Trust

========================= IQ Alpha Hedge Strategy Fund =========================

POWERSHARES EXCHANGE-TRADED FUND TRUST II

Ticker:                      Security ID:  73936Q769
Meeting Date: JUN 20, 2013   Meeting Type: Special
Record Date:  APR 22, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronn R. Bagge            For       For          Management
1.2   Elect Director Todd J. Barre            For       For          Management
1.3   Elect Director Kevin M. Carome          For       For          Management
1.4   Elect Director Marc M. Kole             For       For          Management
1.5   Elect Director Yung Bong Lim            For       For          Management
1.6   Elect Director Philip M. Nussbaum       For       For          Management
1.7   Elect Director Gary R. Wicker           For       For          Management
1.8   Elect Director Donald H. Wilson         For       For          Management


--------------------------------------------------------------------------------

POWERSHARES EXCHANGE-TRADED FUND TRUST II

Ticker:                      Security ID:  73936T573
Meeting Date: JUN 20, 2013   Meeting Type: Special
Record Date:  APR 22, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronn R. Bagge            For       For          Management
1.2   Elect Director Todd J. Barre            For       For          Management
1.3   Elect Director Kevin M. Carome          For       For          Management
1.4   Elect Director Marc M. Kole             For       For          Management
1.5   Elect Director Yung Bong Lim            For       For          Management
1.6   Elect Director Philip M. Nussbaum       For       For          Management
1.7   Elect Director Gary R. Wicker           For       For          Management
1.8   Elect Director Donald H. Wilson         For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant IndexIQ Trust

By (Signature and Title)* /s/Adam S. Patti
                          -----------------
                          Adam S. Patti
                          Principal Executive Officer

Date 7/22/13

*Print the name and title of each signing officer under his or her signature.